Tax credits and grants receivable	12 Months Ended
Nov. 30, 2022
Schedule Of Information About Unused And Unrecorded Non Refundable Federal Tax Credit [Abstract]
Tax credits and grants receivable
8.	Tax credits and grants receivable

Balance as at November 30, 2020	$755

Tax credits and grants recognized in net loss	602

Tax credits and grants received	(922)

Effect of change in exchange rates	6

Balance as at November 30, 2021	$441

Tax credits and grants recognized in net loss	316

Tax credits and grants received	(442)

Effect of change in exchange rate	(16)

Balance as at November 30, 2022	$299

Tax credits receivable comprise grants receivable, and research and development investment tax credits receivable which relate to eligible research and development expenditures under the applicable tax laws. The amounts recorded as receivables are subject to a government tax audit and the final amounts received may differ from those recorded. There are no unfulfilled conditions or contingencies associated with the government assistance received.
The Company has unused and unrecorded
non-refundable
federal tax credits which may be used to reduce future federal income tax payable and expire as follows:

2024	$443

2025	1,320

2026	1,620

2027	2,232

2028	2,476

2029	1,669

2030	827

2031	578

2032	303

2033	200

2039	187

2040	318

2041	387

2042	368

$12,928